Financial Risk Factors and Risk Management - Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency € in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 £ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2020 EUR (€)
FINANCIAL RISK FACTORS
Exposure	€ 1,400						€ 900
FX forward contracts | 1 to 6 months
FINANCIAL RISK FACTORS
Exposure	770
Average forward rate		0.87	130.52	1.08	1.58	1.19
FX forward contracts | 7 to 12 months
FINANCIAL RISK FACTORS
Exposure	€ 253
Average forward rate		0.86	130.32	1.07	1.61	1.16